John Hancock Trust

                          Supplement dated July 2, 2007
                       to the Prospectus dated May 1, 2007


High Income Trust

The Board of Trustees approved the following change to the investment policy of the High Income Trust:

The Fund's current investment policy states in relevant part:

     The Fund may invest in asset-backed securities rated as low as BB. Under normal circumstances, no more than 15% of the asset-backed securities purchased by the Fund will be rated less than A.

Effective July 2, 2007, the Fund's investment policy is changed as follows:

     The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.


Special Value Trust

                      Agreement and Plan of Reorganization
                      ------------------------------------

At a meeting held on June 28-29, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Special Value Trust will be merged into the Small Cap Value Trust.

The Plan requires the approval of the shareholders of the Special Value Trust, and a shareholders meeting to approve the Plan has been scheduled for September 26, 2007. If the Plan is approved by shareholders, it is expected that the merger will take place immediately after the close of business on or about November 9, 2007.

                                Subadviser Change
                                -----------------

At the June 28-29, 2007 Board of Trustees meeting, the Board approved changing the subadviser for the Special Value Trust from ClearBridge Advisors, LLC to Wellington Management Company, LLP ("Wellington"), effective as of the time the net asset value is determined on June 29, 2007. The new subadvisory agreement with Wellington will not result in any change in the level or quality of subadvisory services provided to the Fund or in advisory or subadvisory fee rates. Timothy J. McCormack, Stephen T. O'Brien and Shaun F. Pedersen from Wellington will serve as portfolio managers for the Fund.

                           Investment Strategy Change
                           --------------------------

The Board of Trustees approved the following change to the investment strategy of the Special Value Trust:

The Fund's current investment strategy states in relevant part:

     Small   capitalized   companies   are   defined  as  those   whose   market
     capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

Effective July 2, 2007, the Fund's investment strategy is changed as follows:

     Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $5 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

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

Real Return Bond Trust

Effective May 1, 2007, the Adviser voluntarily agreed to reduce the advisory fee to the rates set forth below:

                                      First                   Excess Over
                                    $1 Billion                $1 Billion
                                   of Aggregate              of Aggregate
Fund                               Net Assets*                Net Assets*
----                               ------------              ------------
Real Return Bond                      0.700%                    0.650%
* Aggregate Net Assets include the net assets of the Real Return Bond Fund, a series of John Hancock Funds II, and the Real Return Bond Trust, a series of the Trust.

On June 29, 2007, the Board of Trustees approved an amendment to the Trust's advisory agreement reducing the advisory fee to the rates set forth above. As a result, the advisory fee reduction is no longer terminable at any time by the Adviser, and any future increases in the advisory fee for the Real Return Bond Trust will require an amendment to the Trust's advisory agreement.


All Cap Growth Trust

Effective July 1, 2007, the advisory fee for the Fund was amended to reflect that Aggregate Net Assets includes the net assets of the Fund and All Cap Growth Fund, a series of John Hancock Funds II, as set forth below:

                                                              Between
                                                            $500 million
                                  First                         and                    Excess Over
                               $500 million                 $1 billion                  $1 billion
  Fund                   Of Aggregate Net Assets*    Of Aggregate Net Assets*    Of Aggregate Net Assets*
  ----                   ------------------------    ------------------------    ------------------------
  All Cap Growth                  0.850%                      0.825%                     0.800%

*Aggregate Net Assets include the net assets of the All Cap Growth Fund, a series of John Hancock Funds II, and the All Cap Growth Trust, a series of the Trust.


Global Trust
International Value Trust

The Adviser has agreed to waive its advisory fees for the Funds so that the amount retained by the Adviser after payment of the subadvisory fee for each such Fund does not exceed 0.45% of the Fund's average annual net assets. These advisory fee waivers will remain in effect until May 1, 2008, and thereafter until terminated by the Adviser on notice to the Trust.


Mid Cap Stock Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Small Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities, including emerging market securities.


All Cap Growth Trust

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.


Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust

The Lifestyle Trusts are diversified registered investment companies under the Investment Company Act of 1940, as amended.

July 2, 2007
JHTPS 5  7/07

                               John Hancock Trust

                          Supplement dated July 2, 2007
                   to the Statement of Additional Information
                                Dated May 1, 2007


On June 29, 2007, the Board of Trustees approved the election of Charles A. Rizzo as the Chief Financial Officer, John G. Vrysen as the Chief Operating Officer, and John D. Danello as Secretary of the Trust.

Under the section "MANAGEMENT OF JHT" under the heading "Principal Officers who are not Trustees," the following table has been amended and restated:

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
                                                                                                                  Number of
                       Position(s)                                                                                Funds in Fund
Name, Year of Birth,   Held with the        Officer  Principal Occupation(s) and other                            Complex Overseen
and Address (1)        Trust                since    Directorships During Past 5 Years                            by Trustee
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Keith F. Hartstein     President and Chief  (since   Senior Vice President, Manulife Financial Corporation        N/A
Born:  1956            Executive Officer     2005)   (since 2004); Director, President and Chief Executive
                                                     Officer, the Adviser, The Berkeley Group, John Hancock
                                                     Funds, LLC (since 2005); Director, MFC Global Investment
                                                     Management (U.S.), LLC ("MFC Global (U.S.)") (since 2005);
                                                     Director, John Hancock Signature Services, Inc. (since
                                                     2005); President and Chief Executive Officer, John Hancock
                                                     Investment Management Services, LLC (since 2006);
                                                     President and Chief Executive Officer, John Hancock Funds
                                                     II, John Hancock Funds III, and John Hancock Trust;
                                                     Director, Chairman and President, NM Capital Management,
                                                     Inc. (since 2005); Chairman, Investment Company Institute
                                                     Sales Force Marketing Committee (since 2003); Director,
                                                     President and Chief Executive Officer, MFC Global (U.S.)
                                                     (2005-2006); Executive Vice President, John Hancock Funds,
                                                     LLC (until 2005);
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
John D. Danello        Secretary            (since   Vice President/Chief Counsel, US Wealth Management, John     N/A
Born:  1955                                  2007)   Hancock Financial Services, Inc. (February 2005 to
                                                     present); Vice President/Chief Counsel, Life Insurance &
                                                     Asset Management, Allmerica Financial Corporation, Inc.
                                                     (2001 to February 2005).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Francis V. Knox, Jr.   Chief Compliance     (since   Vice President and Chief Compliance Officer, John Hancock    N/A
Born:  1947            Officer               2005)   Investment Management Services, LLC, the Adviser and MFC
                                                     Global (U.S.) (since 2005); Chief Compliance Officer, John
                                                     Hancock Funds, John Hancock Funds II, John Hancock Funds
                                                     III and John Hancock Trust (since 2005); Vice President
                                                     and Assistant Treasurer, Fidelity Group of Funds (until
                                                     2004); Vice President and Ethics & Compliance Officer,
                                                     Fidelity Investments (until 2001).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Gordon M. Shone        Treasurer            (since   Treasurer, John Hancock Funds (since 2006); John Hancock     N/A
Born:  1956                                  2005)   Funds II, John Hancock Funds III and John Hancock Trust
                                                     (since 2005); Vice President and Chief Financial Officer,
                                                     John Hancock Trust (2003-2005); Senior Vice President,
                                                     John Hancock Life Insurance Company (U.S.A.) (since 2001);
                                                     Vice President, John Hancock Investment Management
                                                     Services, Inc. and John Hancock Advisers, LLC (since
                                                     2006), The Manufacturers Life Insurance Company (U.S.A.)
                                                     (1998-2000).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
John G. Vrysen         Chief Operating      (since   Senior Vice President, Manulife Financial Corporation        N/A
Born:  1955            Officer               2007)   (since 2006); Director, Executive Vice President and Chief
                                                     Operating Officer, the Adviser, The Berkeley Group and
                                                     John Hancock Funds, LLC (June 2007-Present); Chief
                                                     Operating Officer, John Hancock Funds, John Hancock Funds
                                                     II, John Hancock Funds III, John Hancock Trust (June 2007
                                                     to Present); Director, Executive Vice President, and Chief
                                                     Financial Officer, the Adviser, The Berkeley Group and
                                                     John Hancock Funds, LLC (until June 2007); Executive Vice
                                                     President and Chief Financial Officer, John Hancock
                                                     Investment Management Services, LLC (since 2005), Vice
                                                     President and Chief Financial Officer, MFC Global (U.S.)
                                                     (since 2005); Director, John Hancock Signature Services,
                                                     Inc. (since 2005); Chief Financial Officer, John Hancock
                                                     Funds, John Hancock Funds II, John Hancock Funds III, John
                                                     Hancock Trust (2005-June 2007 ); Vice President and
                                                     General Manager, Fixed Annuities, U.S. Wealth Management
                                                     (until 2005); Vice President, Operations Manulife Wood
                                                     Logan (2000-2004).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Charles A. Rizzo       Chief Financial      (since   Chief Financial Officer, John Hancock Funds, John Hancock    N/A
Born:  1959            Officer               2007)   Funds II, John Hancock Funds III and John Hancock Trust
                                                     (June 2007-Present); Assistant Treasurer, Goldman Sachs
                                                     Mutual Fund Complex (registered investment companies)
                                                     (2005-June 2007); Vice President, Goldman Sachs (2005-June
                                                     2007); Managing Director and Treasurer of Scudder Funds,
                                                     Deutsche Asset Management (2003-2005); Director, Tax and
                                                     Financial Reporting, Deutsche Asset Management
                                                     (2002-2003); Vice President and Treasurer, Deutsche Global
                                                     Fund Services (1999-2002).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

(1)  Business  address  for  the  officers  is  601  Congress  Street,   Boston,
Massachusetts 02210-2805.


July 2, 2007
JHT SAIS3  7/07





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